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                                               Filed Pursuant to Rule 497(j)
                                               Registration File No.: 33-63943





DRYDEN GLOBAL TOTAL RETURN FUND, INC.
(formerly Prudential Global Total Return Fund, Inc.)
Gateway Center Three, 4th Floor
Newark, NJ 07102

                                                              March 3, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:  Dryden Global Total Return Fund, Inc.
                       (File No. 33-63943)

Ladies and Gentlemen:

         Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 10 and (ii) that the text of Post-Effective Amendment No. 10 was filed electronically on March 1, 2004.


                                    DRYDEN GLOBAL TOTAL RETURN FUND, INC.


                                    By:  /s/ Marguerite E.H. Morrison
                                        -------------------------------------
                                             Marguerite E.H. Morrison
                                             Assistant Secretary